Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 200	$ 267
Less: Allowance for doubtful accounts	(1)	(2)
Accounts receivable - net	$ 199	$ 265